Basis of Preparation - Schedule of Consolidated Financial Statements (Details) (10-K)	12 Months Ended
Dec. 31, 2020
AgriFORCE Growing Systems Ltd. [Member]
Country of Incorporation	Canada
Purpose	Parent Company
Date of Incorporation	Dec. 22, 2017
Canivate Growing Solutions Ltd. [Member]
Country of Incorporation	Canada
Purpose	Management Company
Date of Incorporation	May 22, 2018
Daybreak Ag Systems Ltd. [Member]
Country of Incorporation	Canada
Purpose	Intellectual Property Development
Date of Incorporation	Dec. 04, 2019
AgriFORCE Holdings Inc. [Member]
Country of Incorporation	United States	[1]
Purpose	Intellectual Property	[1]
Date of Incorporation	Aug. 31, 2018	[1]
West Pender Holdings, Inc. [Member]
Country of Incorporation	United States
Purpose	Real Estate Holding and Development Company
Date of Incorporation	Sep. 01, 2018
AgriFORCE Investments Inc.[Member]
Country of Incorporation	United States
Purpose	Holding Company
Date of Incorporation	Apr. 09, 2019
West Pender Management Co. [Member]
Country of Incorporation	United States
Purpose	Management Advisory Services
Date of Incorporation	Jul. 09, 2019
AGI IP Co. [Member]
Country of Incorporation	United States
Purpose	Intellectual Property
Date of Incorporation	Mar. 05, 2020

[1]	AgriFORCE Holdings Inc. was dissolved on August 8, 2020.